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               The Special Meeting of Shareholders, scheduled for
                 October 9, 2001, will be held at the offices of
                  Willkie Farr & Gallagher, 787 Seventh Avenue,
                      45th Floor, New York, New York 10019



                         SMITH BARNEY SECTOR SERIES INC.
                       Smith Barney Global Technology Fund



                                                              September 26, 2001

To our Shareholders:

     Many Citigroup Asset Management investment professionals were located at 7 World Trade Center, a building that was destroyed. After evacuating all personnel to safety, we immediately implemented our business recovery plan, and have been in full operation since the United States markets reopened on September 17, 2001. Purchases and redemptions placed after 4:00 pm ET on September 10th were executed when the markets reopened.

     Our shareholder meeting will take place as planned, on October 9, 2001 at 10:00 a.m., New York City time, although the location has been changed to the offices of Willkie Farr & Gallagher, at 787 Seventh Avenue, 45th Floor, New York, New York 10019. The principal purpose of the meeting is to vote on a Plan of Reorganization whereby all of the assets of Smith Barney Global Technology Fund, a series of Smith Barney Sector Series Inc. ("Sector Series"), would be transferred in a tax-free reorganization to Smith Barney Technology Fund (the "Acquiring Fund"), also a series of Sector Series, in exchange for shares of the corresponding class of common stock of the Acquiring Fund.

     Your vote is important. IF YOU HAVE NOT DONE SO ALREADY, PLEASE TAKE A MOMENT TO SIGN AND RETURN YOUR PROXY CARD(S) IN THE ENCLOSED POSTAGE-PAID RETURN ENVELOPE. Please note that for those shareholders who have previously submitted their proxies, such proxies will continue to be deemed valid, and you do not need to return another proxy card. For more information, please call 1-800-451-2010.



                                   Sincerely,


                                   Heath B. McLendon
                                   Chairman of the Board and President


WE URGE YOU TO SIGN AND RETURN YOUR PROXY CARD(S) IN THE ENCLOSED POSTAGE-PAID ENVELOPE TO ENSURE A QUORUM AT THE MEETING. YOUR VOTE IS IMPORTANT REGARDLESS OF THE NUMBER OF SHARES YOU OWN.

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                         SMITH BARNEY SECTOR SERIES INC.
                       Smith Barney Global Technology Fund

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

     Please take notice that a Special Meeting of Shareholders (the "Special Meeting") of Smith Barney Sector Series Inc. (the "Corporation"), on behalf of its series, Smith Barney Global Technology Fund (the "Fund"), originally scheduled to be held at the offices of Smith Barney Fund Management LLC, 7 World Trade Center, Mezzanine Level, New York, New York 10048, will now be held at the offices of Willkie Farr & Gallagher, 787 Seventh Avenue, 45th Floor, New York, New York 10019, on October 9, 2001, at 10:00 a.m., Eastern time, for the following purposes:

     PROPOSAL 1:    To approve the Corporation's Plan of Reorganization
                    providing for (i) the acquisition of all of the assets and liabilities of the Fund by Smith Barney Technology Fund (the
                    "Acquiring Fund"), also a series of the Corporation, (ii) the amendment of the Corporation's Charter reclassifying all shares of the Fund as shares of the Acquiring Fund, and
                    (iii) the accomplishment of the reclassification by the issuance of shares of the Acquiring Fund to shareholders of the Fund;

     PROPOSAL 2:    To transact such other business as may properly come before the meeting or any adjournment(s) thereof.

     The appointed proxies will vote in their discretion on any other business as may properly come before the Special Meeting or any adjournments thereof.

     Holders of record of shares of the Fund at the close of business on August 6, 2001 are entitled to vote at the Special Meeting and at any adjournments thereof.

     If the necessary quorum to transact business or the vote required to approve a Proposal is not obtained at the Special Meeting, the persons named as proxies may propose one or more adjournments of the Special Meeting in accordance with applicable law to permit further solicitation of proxies. Any such adjournment as to a matter will require the affirmative vote of the holders of a majority of the Fund's outstanding shares present in person or by proxy at the Special Meeting. The persons named as proxies will vote in favor of such adjournment those proxies which they are entitled to vote in favor of the Proposal and will vote against any such adjournment those proxies to be voted against the Proposal. For more information, please call 1-800-451-2010.

                                              By Order of the Board of Directors


                                                      Christina T. Sydor
                                                      Secretary
September 26, 2001


IMPORTANT -- WE URGE YOU TO SIGN AND DATE THE PROXY CARD(S) AND RETURN THE CARD(S) IN THE ENCLOSED ADDRESSED ENVELOPE WHICH REQUIRES NO POSTAGE AND IS INTENDED FOR YOUR CONVENIENCE. YOUR PROMPT RETURN OF THE PROXY CARD(S) MAY SAVE THE NECESSITY AND EXPENSE OF FURTHER SOLICITATIONS TO ENSURE A QUORUM AT THE SPECIAL MEETING. IF YOU CAN ATTEND THE SPECIAL MEETING AND WISH TO VOTE YOUR SHARES IN PERSON AT THAT TIME, YOU WILL BE ABLE TO DO SO.